CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	2025	2024	2023
	US$	US$	US$
Cash at bank and on hand	54,814,125	33,157,356	11,937,941

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year	(35,348,675)	(21,843,646)	(17,444,754)
Adjustment for non-cash income and expense items
Share-based payments expense	9,568,191	3,791,541	2,589,413
Amortization of right-of-use assets	793,981	521,099	249,387
Amortization of intangibles	768,128	-	-
Depreciation of property, plant and equipment	716,147	124,752	177,147
Net foreign exchange (gain)/loss	(1,347,413)	48,588	(354,772)
Loss on derecognition of financial asset	-	-	250,000
Loss on disposal of property, plant and equipment	260,569	16,353	-
Impairment loss	-	198,750	-
Changes in assets and liabilities
Receivables and prepayments	1,121,984	(2,073,615)	(650,067)
Payables and provisions	1,669,403	609,115	(680,748)
Net cash outflow from operating activities	(21,797,685)	(18,607,063)	(15,864,394)